Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Option	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue [Abstract]
Time charter revenues	$ 73,362	$ 56,367	$ 60,222
Time charter revenues from related parties	7,294	0	0
Total revenues	$ 80,656	$ 56,367	$ 60,222
Number of options to renew | Option	2
Renewal period	1 year
Minimum [Member]
Revenue [Abstract]
Term of time charter	3 years
Maximum [Member]
Revenue [Abstract]
Term of time charter	15 years